Fair Value Measurements (Details) - Schedule of Aggregate Unpaid Balance and Fair Value Option - 2023 Convertible Notes [Member]	Jun. 30, 2024 USD ($)
Fair Value Measurements (Details) - Schedule of Aggregate Unpaid Balance and Fair Value Option [Line Items]
Outstanding principal amount	$ 16,000,000
Interest expense payable	1,586,667
Mandatory premium amount	5,276,000
Unpaid balance	22,862,667
Notes payable, fair value option	18,014,033
Interest expense payable	1,586,667
Total fair value option reported	$ 19,600,700